Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Trade Receivables

	2024		2023		2022
	Non- current	Current	Non- current	Current	Non- current	Current
Accounts receivable and related parties (1) (2)	10	1,672	43	1,020	61	1,580
Provision for doubtful trade receivables	(9)	(52)	(12)	(47)	(55)	(76)

	1	1,620	31	973	6	1,504

(1)	See Note 37 for information about related parties.
(2)	See Note 25 for information about credits for contracts included in trade receivables.

Summary of Evolution of the Provision for Doubtful Trade Receivables
Set forth below is the evolution of the provision for doubtful trade receivables as of December 31, 2024, 2023 and 2022:

	2024				2023			2022
	Non-current		Current		Non-current		Current	Non-current		Current
Balance at the beginning of the year	12		47		55		76	95		102
Increases charged to expenses	-		74	(3)	-		20	-		21
Decreases charged to income	-		(8)	(3)	-		(2)	-		(7)
Applications due to utilization	-		(49)	(3)	-		(3)	-		(7)
Net exchange and translation differences	(3)		(5)		(43)		(42)	(40)		(29)
Result from net monetary position (1)	-		(6)		-		(2)	-		(4)
Reclassifications (4)	-		(1)		-		-	-		-

Balance at the end of the year	9	(2)	52		12	(2)	47	55	(2)	76

(1)
Includes the adjustment for inflation of opening balances of the provision for doubtful trade receivables of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net profit or loss in the statement of comprehensive income.

(2)	Mainly including credits with natural gas distributors for the accumulated daily differences pursuant to Decree No. 1,053/2018, see Note 36.c.1).
(3)	Mainly including credits with CAMMESA, see Note 37.
(4)
Corresponds to the balances of our subsidiary YPF Brasil reclassified to the “Assets held for sale” line item in the statement of financial position, see Note 3 “Sale of equity participation in YPF Brasil” section.